Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income / (Loss) - EUR (€) € in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Profit or loss [abstract]
Revenue		€ 20	€ 434	€ 66	€ 1,250
Research and development costs		(31,511)	(29,067)	(102,286)	(71,555)
General and administrative expenses		(6,796)	(2,840)	(16,684)	(9,396)
Operating profit / (loss)		(38,287)	(31,473)	(118,904)	(79,701)
Finance income		4,262	165	20,532	453
Finance expenses		(42)	(2,809)	(53)	(10,765)
Profit / (loss) before tax		(34,067)	(34,117)	(98,425)	(90,013)
Tax on profit / (loss) for the period		100	240	306	291
Net profit / (loss) for the period		(33,967)	(33,877)	(98,119)	(89,722)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		(9)	(5)	(16)	41
Other comprehensive income / (loss) for the period, net of tax		(9)	(5)	(16)	41
Total comprehensive income / (loss)		(33,976)	(33,882)	(98,135)	(89,681)
Profit / (loss) for the period attributable to owners of the Company		(33,967)	(33,877)	(98,119)	(89,722)
Total comprehensive income / (loss) for the period attributable to owners of the Company		€ (33,976)	€ (33,882)	€ (98,135)	€ (89,681)
Basic and diluted earnings / (loss) per share		€ (0.81)	€ (1.04)	€ (2.41)	€ (2.76)
Number of shares used for calculation (basic and diluted)	[1]	41,888,908	32,607,497	40,757,686	32,513,641

[1]	A total of 4,480,805 warrants outstanding as of September 30, 2018 can potentially dilute earnings per share in the future, but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Similarly, a total of 3,698,895 warrants outstanding as of September 30, 2017 are also considered antidilutive for the periods presented and have not been included in the calculation.